SEMIANNUAL REPORT JUNE 30, 2000

Prudential
Tax-Free Money Fund, Inc.

Fund Type Money market
Objective The highest level of current income that is exempt from federal income taxes, consistent with liquidity and the preservation of capital

(GRAPHIC)

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund's portfolio holdings are for the period covered by this report and are subject to change thereafter.

(LOGO)

Build on the Rock

Investment Goals and Style
The Prudential Tax-Free Money Fund, Inc. seeks the highest level of current income that is exempt from federal income taxes, consistent with liquidity and the preservation of capital. The Fund invests in a diversified portfolio of high-quality, short-term municipal bonds issued by state and local governments, territories and possessions of the United States, and by the District of Columbia. Maturities can range from one day to a maximum of 13 months. We purchase only securities rated in one of the two highest rating categories by at least two nationally recognized statistical rating organizations or, if not rated, deemed to be of equivalent quality by our credit research staff.
There can be no assurance that the Fund will achieve its investment objective.

Tax-Free Money Fund Yield Comparison

(GRAPH)

Performance at a Glance

Fund Facts                  As of 6/30/00

                                         7-Day        Net Asset        Weighted Avg.    Net Assets
                                       Current Yld.   Value (NAV)        Mat. (WAM)      (Millions)
Prudential Tax-Free Money Fund, Inc.      3.79%         $1.00             41 Days          $172
iMoneyNet, Inc.
Money Fund (SB & GP) Avg.**               3.95%         $1.00             36 Days          N/A

Taxable Equivalent Yield*                 As of 6/30/00

                                      @31%      @36%           @39.6%
Prudential Tax-Free Money Fund, Inc.  5.16%    5.56%            5.89%
iMoneyNet, Inc.
Money Fund (SB & GP) Avg.**           5.72%    6.17%            6.54%

Note: Yields will fluctuate from time to time, and past performance is not indicative of future results. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
*Some investors may be subject to the federal alternative minimum tax (AMT).
**iMoneyNet, Inc. reports a seven-day current yield, NAV, and WAM on Mondays. This is the data of all funds in the iMoneyNet, Inc. Stock Broker & General Purpose (SB & GP)
Average category as of June 26, 2000, the closest date to the end of our reporting period.

Weighted Average Maturity Compared to the Tax-Free Money Fund Average

(GRAPH)

(LOGO)                     August 14, 2000

Dear Shareholder,
Our six-month review period that began January 1, 2000, was a decidedly positive time for investors in the municipal money markets. Good investment opportunities arose as tax-exempt money market yields generally moved higher, despite brief periods when yields fell as demand for the securities exceeded the supply.

Increases in short-term interest rates by the Federal
Reserve (the Fed) in February, March, and May were the driving forces behind the rise in municipal money market yields. The Fed repeatedly hiked rates in an effort to rein in U.S. economic growth and quell mounting inflationary pressures before they became rooted in the economy.

Amid this trend toward higher rates, the Prudential Tax-
Free Money Fund's seven-day current yield on June 30,
2000, was 3.79%, the equivalent of a 5.89% taxable yield for investors in the top 39.6% tax bracket. The Fund maintained a $1 net asset value per share.

The following report takes a closer look at developments in the municipal money market during our fiscal half-year, and explains how the Fund was positioned.

Thank you for your continued confidence in Prudential mutual funds.

Sincerely,

John R. Strangfeld, President
Prudential Tax-Free Money Fund, Inc.

Prudential Tax-Free Money Fund, Inc.

Semiannual Report      June 30, 2000

Investment Adviser's Report

The beginning of the calendar year usually proves to be a challenging time in the municipal money market.
Investors, anxious to reinvest cash received from coupon payments and maturing bonds, pour money into the market, driving prices of tax-exempt money market securities higher (and their yields lower). This seasonal decline in yields is aptly named the "January effect."

As our six-month review period began in 2000, we were able to weather the "January effect" because we had positioned the Fund advantageously in December 1999 by buying prerefunded bonds maturing in one year. These purchases kept the Fund's weighted average maturity (WAM) longer than that of its competitive average. (WAM is a measurement tool that determines a portfolio's sensitivity to changes in the level of interest rates. It takes into account the maturity level of each security held by a portfolio.) Having a longer WAM meant we did not have to invest in longer-term securities when yields sank to unattractive levels in January.

Preparing for income tax season
As January progressed, we allowed the Fund's WAM to shorten by investing primarily in securities whose coupon rates reset either every day or every seven days. This strategy enabled the Fund to have sufficient liquidity to buy any higher-yielding securities that might be available after the Federal Reserve hiked short-term rates at its next meeting in February 2000.

The Fed had already tightened monetary policy three times the previous year to slow U.S. economic growth to a more sustainable pace. However, it was expected to raise short-term rates again because the economy continued to expand rapidly in early 2000.

Sure enough, February brought another rate hike that pushed municipal money market yields higher. We took advantage of this rise in yields by purchasing two- and three-month tax-exempt commercial paper, as well as securities that could be sold back to the issuer at their face value on a quarterly basis.

We chose securities that would mature in late April and early May because they would provide liquidity to satisfy redemptions that occur as shareholders withdraw money from the Fund to pay their income taxes.

Fed's bold inflation-fighting tactics
The Fed's next move came in late March. Soon after, municipal money market yields climbed sharply as it became clear the central bank would raise short-term rates by half of a percentage point-its largest increase in more than five years-at its mid-May meeting. During that time, we purchased securities that could be sold back to the issuer at their face value on a semiannual basis.

In a rising-interest-rate environment, municipal money market yields tend to lag the rise in taxable money market yields. Therefore under normal circumstances, we still would have been able to buy higher-yielding money market securities to extend the Fund's WAM, especially after the Fed aggressively raised rates in mid-May. But the market behaved in an unusual fashion as tax-exempt money market yields declined sharply in late May and June. In hindsight, we should have purchased more one-year securities in mid-May, as money market yields seem to have peaked at that time.

Looking Ahead
From June 1999 through May 2000, the Fed raised short-term rates six times-the first five were quarter-point rate hikes and the sixth was half of a percentage point.
We believe the Fed's unusually large half-point rate hike in mid-May could be a signal that it has nearly completed its current round of tightening. In fact, the federal funds futures market, where investors hedge against changes in the overnight bank lending rate, indicates that many believe the likelihood of further rate increases this year has diminished. We expect U.S.
economic activity to continue to moderate in coming months, decreasing the amount of additional Fed rate hikes, if any, that might be necessary.

Prudential Tax-Free Money Fund Management Team

Prudential Tax-Free Money Fund, Inc.

Semiannual Report	June 30, 2000

Financial
        Statements

       Prudential Tax-Free Money Fund, Inc.
             Portfolio of Investments as of June 30, 2000 (Unaudited)

                                                                         Principal
                                       Moody's    Interest    Maturity   Amount        Value
Description (a)                        Rating     Rate        Date       (000)         (Note 1)
----------------------------------------------------------------------------------------------------------
Arkansas  2.3%
Arkansas Hosp. Equip. Fin. Auth.,
 AHA Pooled Fin. Prog., F.R.W.D.
 Ser. 98A                              A1+*       4.85%       7/05/00    $    3,900    $    3,900,000
----------------------------------------------------------------------------------------
Colorado  0.7%
Denver Company City County Single
 Family Home Metro Mayors Caucus
 Ser. C                                SP1+*      4.45        5/15/01         1,265         1,265,000
----------------------------------------------------------------------------------------
District of Columbia  0.1%
Dist. of Columbia, G.O. Var.
 Rate, F.R.D.D., Ser. 92A-2            VMIG1      4.65        7/03/00           100           100,000
----------------------------------------------------------------------------------------
Florida  10.3%
Orange County Florida Hlth.
 Facil. Auth. Florida Hosp. Assn.
 Hlth. Ser. A                          NR         5.10        7/06/00         5,000         5,000,000
Orange County Florida Hlth. Fac.
 Auth. Rev. Certificates Ser. 171      A1+*       4.99        7/06/00         8,625         8,625,000
Sunshine State Governmental
 Financing, T.E.C.P.,                  NR         4.55        7/21/00         4,000         4,000,000
                                                                                       --------------
                                                                                           17,625,000
----------------------------------------------------------------------------------------
Georgia  2.0%
Cobb Cnty. Indl. Dev. Auth.,
 Institute of Nuclear Pwr.,
 F.R.W.D., Ser. 98                     P1         4.80        7/05/00         2,500         2,500,000
Stephens County Georgia Dev.
 Auth. Ind. Dev. Rev. Caterpillar
 Inc. Proj.                            NR         5.07        7/06/00         1,000         1,000,000
                                                                                       --------------
                                                                                            3,500,000
----------------------------------------------------------------------------------------
Hawaii  1.2%
Honolulu City & Cnty., G.O., Ser.
 1990-D                                NR         6.90        12/01/00        2,000         2,044,022

    6                                      See Notes to Financial Statements

       Prudential Tax-Free Money Fund, Inc.
             Portfolio of Investments as of June 30, 2000 (Unaudited) Cont'd.

                                                                         Principal
                                       Moody's    Interest    Maturity   Amount        Value
Description (a)                        Rating     Rate        Date       (000)         (Note 1)
----------------------------------------------------------------------------------------------------------
Illinois  12.1%
Chicago Illinois Rev. Adjusted
 Homestart Program
 Series A                              VMIG1      4.85%       7/05/00    $    5,000    $    5,000,000
Illinois Hlth. Fac. Auth.,
 Memorial Med Ctr. Ser. 1989           Aaa        6.50        10/01/00        4,740         4,859,747
Illinois Hlth. Fac. Auth.,
 Evanston Hosp. Corp. Prog.,
 A.N.N.M.T., Ser. 95                   VMIG1      4.25        01/31/01        5,000         5,000,000
 Evanston Hosp. Corp. Proj.,
 A.N.N.M.T., Ser. 92                   VMIG1      3.90        10/31/00        3,000         3,000,000
Illinois Housing Dev. Auth. Rev.
 Merlots Ser. V                        VMIG1      4.94        7/05/00         1,990         1,990,000
Rock Island County Illinois
 Metropolitan Airport Ser. C           VMIG1      4.85        7/05/00         1,000         1,000,000
                                                                                       --------------
                                                                                           20,849,747
----------------------------------------------------------------------------------------
Indiana  6.3%
Indiana Ed. Fac. Auth., Wesleyan
 Univ., F.R.W.D., Ser. 93              NR         4.85        7/06/00         4,700         4,700,000
Indiana St. Dev. Fin. Auth. Rev.,
 Edl. Facs., Covenant High Sch.,
 F.R.W.D., Ser. 96                     NR         4.70        7/06/00         4,900         4,900,000
South Bend Indiana Econ. Dev.,
 Rev. Adjusted Dynamic R.E.H.C.
 Inc., F.R.W.D., A.M.T., Ser. 99       NR         4.95        7/05/00         1,195         1,195,000
                                                                                       --------------
                                                                                           10,795,000
----------------------------------------------------------------------------------------
Kentucky  3.6%
Carroll County, Solid Wste. Disp.
 Facs. Rev., Ser. 94A, F.R.D.D.,
 A.M.T.                                VMIG1      4.85        7/03/00           400           400,000
Kentucky Housing Corp., Senior D,
 A.M.T.,                               MIG1       4.40        12/01/00        1,000         1,000,000

    See Notes to Financial Statements                                      7

       Prudential Tax-Free Money Fund, Inc.
             Portfolio of Investments as of June 30, 2000 (Unaudited) Cont'd.

                                                                         Principal
                                       Moody's    Interest    Maturity   Amount        Value
Description (a)                        Rating     Rate        Date       (000)         (Note 1)
----------------------------------------------------------------------------------------------------------
Leitchfield Kentucky Ind.
 Building Rev. Styline Inds. Inc.
 Project, F.R.D.D., A.M.T., Ser.
 99                                    A1+*       5.07%       7/07/00    $    4,785    $    4,785,000
                                                                                       --------------
                                                                                            6,185,000
----------------------------------------------------------------------------------------
Louisiana  0.8%
Calcasieu Parish Louisiana Public
 Trust Notes Ser. A                    NR         4.50        12/01/00          570           570,000
W. Baton Rouge Parish Dist.
 Pound3, Dow Chemical Co. Proj.,
 Ser. 94A, F.R.D.D., A.M.T.            P1         4.75        7/03/00           800           800,000
                                                                                       --------------
                                                                                            1,370,000
----------------------------------------------------------------------------------------
Maryland  1.3%
Anne Arundel County Baltimore Gas
 & Electric, A.N.N.M.T., Ser. 84       VMIG1      4.50        7/01/00         2,210         2,210,000
----------------------------------------------------------------------------------------
Michigan  5.0%
Detroit Michigan Sewage Disposal
 Rev. Merlots Ser. I                   VMIG1      4.89        7/05/00         5,000         5,000,000
Michigan Muni. Bond Auth. Rev.,
 Notes, Ser. 99 B1                     SP1+*      4.25        8/25/00         3,500         3,503,296
                                                                                       --------------
                                                                                            8,503,296
----------------------------------------------------------------------------------------
Minnesota  4.9%
Bloomington Comm. Dev. Rev., 94th
 Str. Proj., F.R.W.D., Ser. 85
 (e)                                   A1+*       4.85        7/07/00         4,945         4,945,000
St Paul Hsg. & Redev. Auth.,
 Heating Rev., F.R.W.D., Ser. 99D      A1+*       4.85        7/07/00         3,500         3,500,000
                                                                                       --------------
                                                                                            8,445,000
----------------------------------------------------------------------------------------
Mississippi  2.7%
Mississippi Hsg. Fin. Corp. Sngl.
 Fam. Mtg., F.R.W.D., Ser. 88          A1+*       4.85        7/06/00         4,625         4,625,000

    8                                      See Notes to Financial Statements

       Prudential Tax-Free Money Fund, Inc.
             Portfolio of Investments as of June 30, 2000 (Unaudited) Cont'd.

                                                                         Principal
                                       Moody's    Interest    Maturity   Amount        Value
Description (a)                        Rating     Rate        Date       (000)         (Note 1)
----------------------------------------------------------------------------------------------------------
Missouri  0.6%
Branson, Tax Increment Street
 Imprv. Ser. 96                        NR         4.65%       12/01/00   $    1,000    $    1,002,638
----------------------------------------------------------------------------------------
Ohio  4.5%
East Lake Dev. Rev., Astro Model
 Corp., F.R.W.D., Ser. 96              NR         4.95        7/06/00         2,800         2,800,000
Ohio Hsg. Fin. Agcy., Mtge. Rev.
 Merlots Series Aa                     VMIG1      4.94        7/05/00         1,000         1,000,000
Ohio Hsg. Fin. Agcy. Rev.,
 Residential Mtge., A.M.T., Ser.
 117                                   A1+*       3.90        7/20/00         1,000         1,000,000
Multifamily Hsg. Ref., F.R.W.D.
 Ser. B                                A1+*       4.85        7/07/00         3,000         3,000,000
                                                                                       --------------
                                                                                            7,800,000
----------------------------------------------------------------------------------------
Oklahoma  1.2%
Tulsa Pkg. Auth., Williams Ctr.
 Proj., S.E.M.M.T., Ser. 87 A          VMIG1      4.75        11/15/00        2,000         2,000,000
----------------------------------------------------------------------------------------
Oregon  0.6%
Oregon Veterans Welfare Ser. 79B       MIG1       4.30        4/01/01         1,000         1,000,000
----------------------------------------------------------------------------------------
Pennsylvania  1.9%
Montgomery Cnty., Higher Ed. &
 Hlth. Auth. Rev., F.R.W.D., Ser.
 96A                                   A-1*       4.85        7/05/00         3,340         3,340,000
----------------------------------------------------------------------------------------
South Carolina  6.8%
Beaufort County South Carolina
 School Dist. Ser. B                   NR         6.50        3/01/01         1,050         1,064,874

    See Notes to Financial Statements                                      9

       Prudential Tax-Free Money Fund, Inc.
             Portfolio of Investments as of June 30, 2000 (Unaudited) Cont'd.

                                                                         Principal
                                       Moody's    Interest    Maturity   Amount        Value
Description (a)                        Rating     Rate        Date       (000)         (Note 1)
----------------------------------------------------------------------------------------------------------
South Carolina Jobs Eco. Dev.
 Auth. Hlth. Fac. Rev.                 VMIG1      4.85%       7/05/00    $    3,000    $    3,000,000
South Carolina St Public Service
 Auth. Rev. Merlots Ser. L             VMIG1      4.89        7/05/00         5,090         5,090,000
Spartanburg County School              MIG1       4.75        2/15/01         2,500         2,508,233
                                                                                       --------------
                                                                                           11,663,107
----------------------------------------------------------------------------------------
South Dakota  5.5%
Grant County South Dakota
 Pollution Control Rev. Ref.
 Otter Tail Power Company Proj.        VMIG1      5.00        7/07/00         2,400         2,400,000
South Dakota Hsg. Dev. Auth. Home
 Ownership Mrtg., Ser. J               MIG1       3.75        9/28/00         2,025         2,025,000
South Dakota Str. Health Edl.
 Sioux Vly. Hosps. Hlth.               VMIG1      4.85        7/07/00         5,000         5,000,000
                                                                                       --------------
                                                                                            9,425,000
----------------------------------------------------------------------------------------
Tennessee  1.0%
Morgan Keegan Municipal Prods.
 Inc. Trust Rcpts. Ser. D              NR         5.07        7/06/00         1,720         1,720,000
----------------------------------------------------------------------------------------
Texas  12.8%
Austin Texas Airport Systems Rev.
 Merlots Series J                      VMIG1      4.94        7/05/00         3,000         3,000,000
Brazos River Harbor Nav. Dist.,
 Dow Chemical Co., Ser. 92A
 F.R.D.D., A.M.T.                      P1         4.75        7/03/00           200           200,000
Brazos River Texas Harbor
 Navigation Dist. Dow Chemicals
 Co. Proj.                             A1+*       4.75        7/03/00         3,000         3,000,000

    10                                     See Notes to Financial Statements

       Prudential Tax-Free Money Fund, Inc.
             Portfolio of Investments as of June 30, 2000 (Unaudited) Cont'd.

                                                                         Principal
                                       Moody's    Interest    Maturity   Amount        Value
Description (a)                        Rating     Rate        Date       (000)         (Note 1)
----------------------------------------------------------------------------------------------------------
Dallas Fort Worth Texas Regional
 Airport Rev. Ref.,                    NR         4.70%       11/01/00   $      500    $      500,557
North Central Texas Hlth. Fac.
 Dev.                                  VMIG1      4.70        8/11/00         5,000         5,000,000
Port Corpus Christi Ind. Dev.
 Corp., Swg. & Solid Wste. Disp.
 Rev.                                  VMIG1      4.75        7/03/00           700           700,000
Texas Municipal Power Agency Rev.      NR         5.50        9/01/00         1,000         1,001,134
Texas Street Ser. A                    MIG1       4.50        8/31/00         8,500         8,498,086
                                                                                       --------------
                                                                                           21,899,777
----------------------------------------------------------------------------------------
Wisconsin  9.9%
Franklin Public School Dis.            NR         4.00        8/30/00         5,400         5,402,309
Wausau School Dist. Tax & Rev.         NR         4.10        9/22/00         2,000         2,001,574
Whitewater Ind. Dev. Rev., Trek
 Bicycle, F.R.W.D., A.M.T., Ser.
 95                                    NR         4.85        7/06/00         3,625         3,625,000
Wisconsin Hsg. & Econ. Dev. Auth.
 Ownership Rev., A.N.N.O.T., Ser.
 122                                   VMIG1      3.90        10/05/00        1,275         1,275,000
Wisconsin State Transportation
 Rev.                                  P1         4.30        7/27/00         4,708         4,708,000
                                                                                       --------------
                                                                                           17,011,883
----------------------------------------------------------------------------------------
Wyoming  2.9%
Lincoln County Pollution Control
 Flex Refunding Pacificorp Cnv.        VMIG1      4.90        7/05/00         5,000         5,000,000
                                                                                       --------------
Total Investments  101.0%
 (cost $173,279,470(c))                                                                   173,279,470
                                                                                       --------------
Liabilities in excess of other
 assets  (1.0)%                                                                            (1,769,414)
                                                                                       --------------
Net Assets  100%                                                                       $  171,510,056
                                                                                       --------------
                                                                                       --------------

    See Notes to Financial Statements                                     11

       Prudential Tax-Free Money Fund, Inc.
             Portfolio of Investments as of June 30, 2000 (Unaudited) Cont'd.
(a) The following abbreviations are used in portfolio descriptions:
    A.M.T.--Alternate Minimum Tax
    A.N.N.M.T.--Annual Mandatory Tender(b)
    A.N.N.O.T.--Annual Optional Tender(b)
    F.R.D.D.--Floating Rate (Daily) Demand Note(b)
    F.R.W.D.--Floating Rate (Weekly) Demand Note(b)
    G.O.--General Obligation
    S.E.M.M.T.--Semi-Annual Mandatory Tender(b)
    T.E.C.P.--Tax-Exempt Commercial Paper(b)
(b) For purposes of amortized cost valuation, the maturity date of these instruments is considered to be the later of the next date on which the security can be redeemed at par, or the next date on which the rate of interest is adjusted.
(c) The cost basis for federal income tax purposes is substantially the same as that used for financial statement purposes.
(d) Indicates illiquid security restricted as to resale and does not have a readily available market; the aggregate cost of such securities is $5,975,000 which represents approximately 3.5% of net assets.
 * Standard & Poor's Rating.
NR--Not Rated by Moody's or Standard & Poor's.
The Fund's current Statement of Additional Information contains a description of Moody's and Standard and Poor's ratings.
    12                                     See Notes to Financial Statements

       Prudential Tax-Free Money Fund, Inc.
             Statement of Assets and Liabilities (Unaudited)

                                                                    June 30, 2000
---------------------------------------------------------------------------------------
ASSETS
Investments, at amortized cost which approximates market value      $ 173,279,470
Receivable for investments sold                                         2,210,000
Receivable for Fund shares sold                                         4,041,856
Interest receivable                                                     1,778,815
Prepaid expenses                                                            5,586
                                                                    -------------
      Total assets                                                    181,315,727
                                                                    -------------
LIABILITIES
Payable for Investments purchased                                       7,212,787
Payable for Fund shares reacquired                                      2,180,975
Accrued expenses                                                          127,836
Bank overdraft                                                            112,297
Dividends payable                                                          90,862
Management fee payable                                                     71,394
Distribution fee payable                                                    9,520
                                                                    -------------
      Total liabilities                                                 9,805,671
                                                                    -------------
NET ASSETS                                                          $ 171,510,056
                                                                    -------------
                                                                    -------------
Net assets were comprised of:
   Common Stock, $.01 par value                                     $   1,715,913
   Paid-in capital in excess of par                                   169,794,143
                                                                    -------------
Net assets, June 30, 2000                                           $ 171,510,056
                                                                    -------------
                                                                    -------------
Net asset value, offering price and redemption price
   per share ($171,510,056 / 171,604,335 shares)                            $1.00
                                                                    -------------
                                                                    -------------

    See Notes to Financial Statements                                     13

       Prudential Tax-Free Money Fund, Inc.
             Statement of Operations (Unaudited)

                                                                      Six Months
                                                                         Ended
                                                                     June 30, 2000
----------------------------------------------------------------------------------------
NET INVESTMENT INCOME
Income
   Interest                                                           $ 3,566,166
                                                                     -------------
Expenses
   Management fee                                                         441,165
   Distribution fee                                                       110,291
   Transfer agent's fees and expenses                                      65,000
   Custodian's fees and expenses                                           30,000
   Registration fees                                                       17,000
   Reports to shareholders                                                 18,000
   Audit fee and expenses                                                  13,000
   Legal fees and expenses                                                  6,000
   Directors' fees and expenses                                             5,000
   Miscellaneous                                                            1,084
                                                                     -------------
      Total expenses                                                      706,540
                                                                     -------------
Net investment income                                                   2,859,626
                                                                     -------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                  $ 2,859,626
                                                                     -------------
                                                                     -------------

    14                                     See Notes to Financial Statements

       Prudential Tax-Free Money Fund, Inc.
             Statement of Changes in Net Assets (Unaudited)

                                                 Six Months
                                                    Ended           Year Ended
                                                June 30, 2000    December 31, 1999
----------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
Operations
   Net investment income                        $   2,859,626      $   5,097,107
   Net realized gain on investment
      transactions                                         --                  3
                                                -------------    -----------------
   Net increase in net assets resulting from
      operations                                    2,859,626          5,097,110
                                                -------------    -----------------
Dividends and distributions to shareholders        (2,859,626)        (5,097,110)
                                                -------------    -----------------
Fund share transactions (at $1 per share)
   Proceeds from shares sold                      276,468,208        604,058,962
   Net asset value of shares issued to
      shareholders in reinvestment of
      dividends and distributions                   2,719,495          4,896,169
   Cost of shares reacquired                     (287,564,604)      (628,233,381)
                                                -------------    -----------------
   Net decrease in net assets from Fund share
      transactions                                 (8,376,901)       (19,278,250)
                                                -------------    -----------------
Total decrease                                     (8,376,901)       (19,278,250)
NET ASSETS
Beginning of period                               179,886,957        199,165,207
                                                -------------    -----------------
End of period                                   $ 171,510,056      $ 179,886,957
                                                -------------    -----------------
                                                -------------    -----------------

    See Notes to Financial Statements                                     15

       Prudential Tax-Free Money Fund, Inc.
             Notes to Financial Statements (Unaudited)

      Prudential Tax-Free Money Fund, Inc. (the 'Fund') is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The investment objective of the Fund is to attain the highest level of current income that is exempt from federal income taxes, consistent with liquidity and preservation of capital. The Fund will invest in short-term tax-exempt debt securities of state and local governments. The ability of the issuers of the securities held by the Fund to meet their obligations may be affected by economic or political developments in a specific state, industry or region.

Note 1. Accounting Policies
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

      Securities Valuation:    Portfolio securities are valued at amortized
cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of any discount or premium.

      Securities Transactions and Net Investment Income:    Securities
transactions are recorded on the trade date. Realized gains and losses on sales of investments are calculated on an identified cost basis. Interest income is recorded on an accrual basis. The cost of portfolio securities for federal income tax purposes is substantially the same as for financial reporting purposes. Expenses are recorded on the accrual basis which may require the use of certain estimates by management.

      Federal Income Taxes:    It is the Fund's policy to continue to meet the
requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net investment income to its shareholders. For this reason, no federal income tax provision is required.

      Dividends:    The Fund declares dividends daily from net investment income and net realized gains, if any. Payment of dividends is made monthly.

      Custody Fee Credits:    The Fund has an arrangement with its custodian
bank, whereby uninvested monies earn credits which reduce the fees charged by the custodian.

Note 2. Agreements
The Fund has a management agreement with Prudential Investments Fund Management LLC ('PIFM'). Pursuant to this agreement, PIFM has responsibility for all investment advisory services and supervises the subadviser's performance of such services. PIFM has entered into a Subadvisory Agreement with The Prudential Investment
    16

       Prudential Tax-Free Money Fund, Inc.
             Notes to Financial Statements (Unaudited) Cont'd.

Corporation ('PIC'), a wholly owned subsidiary of Prudential. The Subadvisory Agreement provides that the subadviser will furnish investment advisory services in connection with the management of the Fund. In connection therewith, the Subadviser is obligated to keep certain books and records of the Fund. PIFM continues to have responsibility for all investment advisory services pursuant to the Management Agreement and supervises the Subadviser's performance of such services. The Subadviser is reimbursed by PIFM for the reasonable costs and expenses incurred by the Subadviser in furnishing those services. Effective January 1, 2000, PIC is paid by PIFM at an annual rate of .250 of 1% of the Fund's average daily net assets up to and including $750 million, .191% of 1% of the next $750 million and .150% of 1% over $1.5 billion of the Fund's average daily net assets. The fee is computed daily and payable monthly. PIFM pays for the services of PIC, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

      The management fee paid PIFM is computed daily and payable monthly, at an annual rate of .50 of 1% of the Fund's average daily net assets up to $750 million, .425 of 1% of the next $750 million of average daily net assets and
 .375 of 1% of average daily net assets in excess of $1.5 billion.

      The Fund has a distribution agreement with Prudential Investment Management Services LLC ('PIMS'). The Fund compensated PIMS for distributing and servicing the Fund's shares pursuant to the plan of distribution at an annual rate of .125 of 1% of the Fund's average daily net assets. The distribution fee is accrued daily and payable monthly.

      PIFM, PIC and PIMS are indirect, wholly owned subsidiaries of The Prudential Insurance Company of America.

Note 3. Other Transactions With Affiliates
Prudential Mutual Fund Services LLC ('PMFS'), a wholly owned subsidiary of PIFM, serves as the Fund's transfer agent and during the year ended June 30, 2000, the Fund incurred fees of approximately $64,000 for the services of PMFS. As of June 30, 1999, approximately $11,000 of such fees were due to PMFS. Transfer agent fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to nonaffiliates.
                                                                          17

       Prudential Tax-Free Money Fund, Inc.
             Financial Highlights (Unaudited)

                                                                     Six Months
                                                                        Ended
                                                                    June 30, 2000
---------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                                  $    1.00
Net investment income and realized gains                                   .016
Dividends and distributions to shareholders                              (.016)
                                                                    -------------
Net asset value, end of period                                        $    1.00
                                                                    -------------
                                                                    -------------
TOTAL RETURN(a):                                                           1.63%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                                       $ 171,510
Average net assets (000)                                              $ 177,436
Ratios to average net assets:
   Expenses, including distribution fee                                     .80%(b)
   Expenses, excluding distribution fee                                     .68%(b)
   Net investment income                                                   3.24%(b)

------------------------------
(a) Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions.
(b) Annualized.
    18                                     See Notes to Financial Statements

       Prudential Tax-Free Money Fund, Inc.
             Financial Highlights (Unaudited) Cont'd.

                                         Year Ended December 31,
---------------------------------------------------------------------------------------------------------
    1999                1998                 1997                 1996                 1995
---------------------------------------------------------------------------------------------------------
    $   1.00            $   1.00             $   1.00             $   1.00             $   1.00
        .025                .028                 .030                 .028                 .031
       (.025)              (.028)               (.030)               (.028)               (.031)
----------------    ----------------     ----------------     ----------------     ----------------
    $   1.00            $   1.00             $   1.00             $   1.00             $   1.00
----------------     ----------------     ----------------     ----------------    ----------------
----------------     ----------------     ----------------     ----------------    ----------------
        2.56%               2.83%                3.00%                2.84%                3.15%
    $179,887            $199,165             $329,812             $333,808             $387,651
    $202,718            $277,839             $339,825             $403,230             $470,370
         .81%                .80%                 .78%                 .80%                 .80%
         .69%                .68%                 .66%                 .67%                 .63%
        2.51%               2.80%                2.97%                2.83%                3.14%

    See Notes to Financial Statements                                     19

Prudential Tax-Free Money Fund, Inc.

Getting the Most from Your Prudential Mutual Fund

When you invest through Prudential Mutual Funds, you receive financial advice from a Prudential Securities
Financial Advisor or Pruco Securities registered representative. Your advisor or representative can provide you with the following services:

There's No Reward Without Risk; but Is This Risk Worth It?
Your financial advisor or registered representative can help you match the reward you seek with the risk you can tolerate. Risk can be difficult to gauge-sometimes even the simplest investments bear surprising risks. The educated investor knows that markets seldom move in just one direction. There are times when a market sector or asset class will lose value or provide little in the way of total return. Managing your own expectations is easier with help from someone who understands the markets and who knows you!

Keeping Up With the Joneses
A financial advisor or registered representative can help you wade through the numerous available mutual funds to find the ones that fit your individual investment profile and risk tolerance. While the newspapers and popular magazines are full of advice about investing, they are aimed at generic groups of people or representative individuals-not at you personally. Your financial advisor or registered representative will review your investment objectives with you. This means you can make financial decisions based on the assets and liabilities in your current portfolio and your risk tolerance-not just based on the current investment fad.

Buy Low, Sell High
Buying at the top of a market cycle and selling at the bottom are among the most common investor mistakes. But sometimes it's difficult to hold on to an investment when it's losing value every month. Your financial advisor or registered representative can answer questions when you're confused or worried about your investment, and should remind you that you're investing for the long haul.

                                  www.prudential.com (800) 225-1852
For More Information

Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077
(800) 225-1852

Directors
Delayne Dedrick Gold
Robert F. Gunia
Robert E. LaBlanc
David R. Odenath, Jr.
Robin B. Smith
Stephen Stoneburn
John R. Strangfeld
Nancy H. Teeters
Clay T. Whitehead

Officers
John R. Strangfeld, President
Robert F. Gunia, Vice President
David R. Odenath, Jr., Vice President
Grace C. Torres, Treasurer
Robert C. Rosselot, Secretary
William V. Healey, Assistant Secretary

Manager
Prudential Investments Fund Management LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Investment Adviser
The Prudential Investment Corporation
Prudential Plaza
Newark, NJ 07102-3777

Distributor
Prudential Investment Management Services LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Custodian
State Street Bank and Trust Company
One Heritage Drive
North Quincy, MA 02171

Transfer Agent
Prudential Mutual Fund Services LLC
194 Wood Avenue South
Iselin, NJ 08830

Independent Accountants
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

Legal Counsel
Sullivan & Cromwell
125 Broad Street
New York, NY 10004

Cusip Number   74436P103

The views expressed in this report and information about the Fund's portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of June 30, 2000, were not audited and, accordingly, no opinion is expressed on them.

(LOGO)

Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ  07102-4077
(800) 225-1852

MF103E2      74436P103

(LOGO) Printed on Recycled Paper